Note Payable, Net (Details)	1 Months Ended
	Apr. 30, 2024 USD ($) Percentage Years $ / shares shares	Sep. 30, 2024 $ / shares	Nov. 30, 2023 USD ($)
Note Payable, Net [Line Items]
Loan Borrowed			$ 50,000
Fixed interest			0.00%
Purchase of warrant (in Shares) | shares	14,535
Warrant term	3 years	5 years
Price per warrant (in Dollars per share) | $ / shares		$ 1.5
Interest expense	$ 2,633
April 2024 Warrant [Member]
Note Payable, Net [Line Items]
Price per warrant (in Dollars per share) | $ / shares	$ 0.86
Principal amount	$ 40,804
Warrant [Member]
Note Payable, Net [Line Items]
Fair value of warrant	40,804
Promissory Note [Member]
Note Payable, Net [Line Items]
Principal amount	$ 78,000
April 2024 Loan [Member]
Note Payable, Net [Line Items]
Fixed interest	8.00%
Principal amount	$ 37,196
Loan amounted	$ 17,002
Measurement Input, Option Volatility [Member]
Note Payable, Net [Line Items]
Assumptions fair value of warrants issued | Percentage	174.03
Measurement Input, Risk Free Interest Rate [Member]
Note Payable, Net [Line Items]
Assumptions fair value of warrants issued | Percentage	4.87
Measurement Input, Expected Dividend Rate [Member]
Note Payable, Net [Line Items]
Assumptions fair value of warrants issued | Percentage	0
Measurement Input, Expected Term [Member]
Note Payable, Net [Line Items]
Assumptions fair value of warrants issued | Years	3